Leases-Lessor (Gross Amount Of Machinery And Equipment And The Related Accumulated Depreciation Under Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Leases-Lessor [Abstract]
Machinery and equipment	¥ 8,406	¥ 6,577
Less accumulated depreciation	4,841	4,640
Machinery and equipment under operating leases, net	¥ 3,565	¥ 1,937